Significant subsequent events	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Significant subsequent events
34. Significant subsequent events
On May 30, 2023, Toyota, Daimler Truck, MFTBC and Hino concluded a memorandum of understanding on accelerating the development of advanced technologies and conducting a business combination of MFTBC and Hino so as to collaborate toward achieving carbon neutrality, create a prosperous mobility society by developing CASE technologies and strengthening the commercial vehicle business on a global scale, and build a globally competitive Japanese commercial vehicle manufacturer.
MFTBC and Hino will become wholly owned subsidiaries of a new listed holding company. Toyota and Daimler Truck will equally invest in the holding company and will collaborate on the development of hydrogen and other CASE technologies to support the competitiveness of the new company. The parties endeavor to develop and execute definitive agreements related to this transaction, including those concerning details related to the scope and nature of the collaboration, including the name, location, shareholding ratio and corporate structure of the new holding company, during the fiscal year ended March 31, 2024 and expect to close the transaction by December 31, 2024. Accordingly, we cannot currently estimate the impact of this agreement on Toyota’s consolidated financial statements.